CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2024		Dec. 31, 2023
Assets
Investments at fair value (amortized cost of $14,463 and $31,061, respectively)	$ 9,494	[1],[2],[3]	$ 23,926	[4],[5],[6]
Cash and cash equivalents	2,343		3,688
Interest and dividend income receivable	171		308
Principal receivable	31		51
Receivable from related parties	5		7
Prepaid expenses and other assets	92		281
Total assets	12,136		28,261
Liabilities
Accrued management fee	37		83
Payable to related parties	82		75
Accrued professional services fees	215		299
Accounts payable, accrued expenses and other liabilities	33		27
Total liabilities	367		484
Net Assets	11,769		27,777
Components of Net Assets:
Common shares, $0.001 par value, 1,000,000,000 shares authorized, 25,594,125 and 25,594,125 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	26		26
Paid-in-capital in excess of par value	29,981		44,824
Accumulated loss, net of distributions	(18,238)		(17,073)
Net assets	$ 11,769		$ 27,777
Net asset value per Common Share (NAV)	$ 0.46		$ 1.09

[1]	All debt and equity investments are income producing unless otherwise noted.
[2]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[3]	Security may be an obligation of one or more entities affiliated with the named portfolio company.
[4]	All debt and equity investments are income producing unless otherwise noted.
[5]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[6]	Security may be an obligation of one or more entities affiliated with the named portfolio company.